Long-term Investments	9 Months Ended
Sep. 30, 2020
Schedule Of Investments [Abstract]
LONG-TERM INVESTMENTS
4. LONG-TERM INVESTMENTS
The Group’s long-term investments primarily consist of equity investments at fair value without readily determinable fair value, equity method investments and held-to-maturity
debt securities accounted for at amortized cost.
Equity investments at fair value without readily determinable fair value
As of December 31, 2019, and September 30, 2020, the carrying amount of the Company’s equity investments without readily determinable fair value were as follows:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Initial cost basis	1,797,421	2,677,423	394,342
Cumulative unrealized gains	196,663	235,258	34,650
Cumulative unrealized losses (including impairment)	(181,274)	(247,468)	(36,448)

Total carrying amount	1,812,810	2,665,213	392,544

Impairment charges recognized on equity investments measured at fair value using the measurement alternative were RMB27,100 and RMB73,199 (US$10,781) for the nine months ended September 30, 2019 and 2020, respectively.
Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the nine months ended September 30, 2019 and 2020 were as follows:

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	6,076	38,595	5,685
Gross unrealized losses (downward adjustments excluding impairment)	—	(495)	(73)

Net unrealized gains and losses on equity securities held	6,076	38,100	5,612
Net realized gains on equity securities sold	—	—	—

Total net gains recognized in other income, net	6,076	38,100	5,612

Equity method investments
In July 2018, the Group acquired a 32% outstanding equity interest amounting to RMB796,000 in Beijing Xin’ai Sports Media Technology co., LTD (or “Xin’ai”) that is engaged in the operation of a sports content platform. The Group has significant influence over the investee and therefore accounts for its equity interest as an equity method investment. The excess of the carrying value of the investment over the proportionate share of Xin’ai’s net assets of RMB609,502 was recognized as basis differences and investment goodwill. As of September 30, 2020, the Group’s equity interest in
Xin’ai
was diluted to 24% due to subsequent rounds of equity financing.
As of December 31, 2019 and September 30, 2020,

the Group also held several other equity method investments through its subsidiaries or VIEs, all of which the Group can exercise significant influence but does not own a majority equity interest in or has control over.
 The other equity method investments were not significant. The carrying amount of the Group’s equity method investments including Xin’ai was RMB663,376 and RMB552,437 (US$81,365) as of December 31, 2019 and September 30, 2020, respectively.

Held-to-maturity
debt securities
In 2019, the Group purchased US$71,000 of
held-to-maturity
debt securities with maturities of two years from a financial institution and pledged them as collaterals against certain long-term loans (Note 7). As of September 30, 2020, the carrying value of long-term held-to-maturity
debt securities was RMB482,462 (US$71,059). As of December 31, 2019 and September 30, 2020, the gross unrecognized holding losses were RMB4,911 and nil, respectively, and the gross unrecognized holding gains were nil and RMB13,071 (US$1,925), respectively.